Initial Public offering	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Initial Public Offering
NOTE 3. INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 25,376,598 Units, which includes a partial exercise by the underwriters of their over-allotment option in the amount of 2,876,598 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company’s Class A common stock and one-fourth
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 7).